Segment Information and Sales to Significant Customers	12 Months Ended
Sep. 30, 2011
Segment Information and Sales to Significant Customers [Abstract]
Segment information and sales to significant customers

Note 21 —	Segment Information and Sales to Significant Customers

The Company and its subsidiaries operate in one operating segment, providing software products and services for the communications, media and entertainment industry.

Geographic Information

The following is a summary of revenue and long-lived assets by geographic area. Revenue is attributed to geographic region based on the location of the customers.

	Year Ended September 30,
	2011	2010	2009

Revenue
United States	$1,899,173	$1,847,351	$1,754,309
Canada	433,923	404,658	400,264
Europe	403,115	353,239	394,263
Rest of the world	441,517	378,975	313,771

Total	$3,177,728	$2,984,223	$2,862,607

	As of September 30,
	2011	2010	2009

Long-lived Assets(1)
United States	$81,773	$110,245	$138,520
Israel	45,669	40,717	43,978
India	35,071	36,322	32,578
Europe	47,717	35,353	35,366
Rest of the world	48,172	35,636	29,217

Total	$258,402	$258,273	$279,659

(1)	Includes equipment and leasehold improvements.

Revenue and Customer Information

Customer experience systems includes the following offerings: revenue management (convergent charging and billing, mediation, and partner relationship management), customer management (customer care, and sales and ordering), operations support systems (OSS) (network planning, service fulfillment, service assurance, inventory and discovery, service order management and OSS systems integration services), service delivery (convergent service platform, digital services, and convergent applications), portfolio enablers and network control. Customer experience systems also include a comprehensive line of services such as consulting, delivery and managed services, system implementation, integration, modification, consolidation, modernization and ongoing support, enhancement and maintenance. Directory includes comprehensive set of products and services for local marketing service providers and search and directory publishers.

	Year Ended September 30,
	2011	2010	2009

Customer experience systems	$2,978,288	$2,775,271	$2,685,460
Directory	199,440	208,952	177,147

Total	$3,177,728	$2,984,223	$2,862,607

Sales to Significant Customers

The following table summarizes the percentage of sales to significant customer groups (when they amount to at least 10 percent of total revenue for the year).

	Year Ended September 30,
	2011	2010	2009

Customer 1	29%	29%	33%
Customer 2	11	12	10
Customer 3	10	10	10